UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                 Check here if Amendment [X]; Amendment Number: 1
         This Amendment (check only one.)      [X ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller         Boulder, Colorado         February 10, 2005
    (Signature)                 (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     $378,075  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                   (d/b/a Stewart Investment Advisers)

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                           FORM 13F INFORMATION TABLE
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   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                          OF                     (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS
                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------

   ALLIANT ENERGY CORP.    COM     018802108       $   142      5,000  SH           DEFINED                1             5,000

   AMERISOURCEBERGEN
   CORPORATION             COM     03073E105       $ 4,284     73,000  SH           DEFINED                1            73,000

   APARTMENT INVT & MGMT
   CO.                     CL A    03748R101       $     4        100  SH           DEFINED                1               100

   ARCHSTONE-SMITH
   REALTY TRUST            COM     039583109       $ 5,745    150,000  SH           DEFINED                1           150,000

   ARDEN REALTY, INC.      COM     039793104       $ 1,697     45,000  SH           DEFINED                1            45,000

   AVALON BAY
   COMMUNITIES, INC.       COM     053484101       $ 5,422     72,000  SH           DEFINED                1            72,000

   BERKSHIRE HATHAWAY
   INC. CLASS A            CL A    084670108       $90,540       1030  SH           DEFINED                1              1030

   BERKSHIRE HATHAWAY
   INC. CLASS B            CL B    084670207       $24,662      8,410  SH           DEFINED                1             8,410

   BLACKROCK ADVANTAGE
   TERM TRUST, INC.        COM     09247A101       $    10      1,000  SH           DEFINED                1             1,000

   BLAIR CORP              COM     092828102       $     4        100  SH           DEFINED                1               100

   BOSTON PROPERTIES INC.  COM     101121101       $   394      6,100  SH           DEFINED                1             6,100

   BRISTOL-MEYERS SQUIBB
   COMPANY                 COM     110122108       $ 5,303    207,000  SH           DEFINED                1           207,000

                           DEPOSITORY
   CEDAR FAIR LP           UNIT    150185106       $     3        100  SH           DEFINED                1               100

   CHELSEA PROPERTY
   GROUP INC.              COM     163421100       $     7        100  SH           DEFINED                1               100

   CITIGROUP INC.          COM     172967101       $14,134    293,360  SH           DEFINED                1           293,360

   CORNERSTONE STRATEGIC
   VALUE FUND              COM     21924B104       $     2        181  SH           DEFINED                1               181

   CORNERSTONE TOTAL
   RETURN FUND             COM     21924U102       $     1         55  SH           DEFINED                1                55


   DIAGEO PLC              SPON    25243Q205       $ 5,788    100,000  SH           DEFINED                1           100,000
                           ADR NEW

   DUKE REALTY CORP        COM NEW 264411505       $     3        100  SH           DEFINED                1               100

   EAGLE MATERIALS INC.    COM     26969P108       $   432      5,000  SH           DEFINED                1             5,000

   EQUITY OFFICE
   PROPERTIES TRUST        COM     294741103       $     3        100  SH           DEFINED                1               100


   EQUITY RESIDENTIAL      COM SH  29476L107       $ 1,593     44,000  SH           DEFINED                1            44,000
                           BEN INT

   FEDERATED INVESTORS,
   INC.                    CL B    314211103       $ 4,864    160,000  SH           DEFINED                1           160,000

   FIDELITY NATIONAL
   FINANCIAL, INC.         COM     316326107       $ 1,758     38,500  SH           DEFINED                1            38,500

   FIRST AMERICAN
   CORPORATION             COM     318522307       $ 5,622    160,000  SH           DEFINED                1           160,000

   FIRST INDUSTRIAL
   REALTY TRUST INC.       COM     32054K103       $18,372    451,000  SH           DEFINED                1           451,000

   GABELLI UTILITY TRUST   COM     36240A101       $     1        100  SH           DEFINED                1               100

                           SH
   GABLES RESIDENTIAL      BEN
   TRUST                   INT     362418105       $   719     20,000  SH           DEFINED                1            20,000

   H & R BLOCK, INC.       COM     093671105       $ 2,205     45,000  SH           DEFINED                1            45,000

   HEALTH CARE PROPERTY
   INVESTORS INC.          COM     421915109       $ 2,603     94,000  SH           DEFINED                1            94,000

   HEALTH CARE REALTY
   TRUST                   COM     421946104       $ 1,507     37,000  SH           DEFINED                1            37,000

   HEINEKEN                FOREIGN 7108048         $ 4,181    125,615  SH           DEFINED                1           125,615


   HOSPITALITY PROPERTY    COM SH BEN
   TRUST                   INT     44106M102       $20,654    449,000  SH           DEFINED                1           449,000

                           COM
                           SH
                           BEN
   HRPT PROPERTIES TRUST   INT     40426W101       $21,044  1,640,000  SH           DEFINED                1         1,640,000

                           SH
                           BEN
   LIBERTY PROPERTY TRUST  INT     531172104       $   951     22,000  SH           DEFINED                1            22,000

   MACK-CALI REALTY CORP   COM     554489104       $   161      3,500  SH           DEFINED                1             3,500

   MARSH & MCLENNAN
   COMPANIES, INC.         COM     571748102       $ 7,403    225,000  SH           DEFINED                1           225,000

   MERCK & COMPANY INC.    COM     589331107       $ 6,910    215,000  SH           DEFINED                1           215,000

   MILLS CORP              COM     601148109       $     6        100  SH           DEFINED                1               100

   MORGAN STANLEY EMERG
   MKT DEBT                COM     61744H105       $     1        100  SH           DEFINED                1               100

   NEW PLAN EXCEL REALTY
   TRUST                   COM     648053106       $    27      1,000  SH           DEFINED                1             1,000

   PAN PACIFIC RETAIL
   PROPERTIES, INC.        COM     69806L104       $ 5,643     90,000  SH           DEFINED                1            90,000

   PEPSI BOTTLING GROUP    COM     713409100       $ 5,408    200,000  SH           DEFINED                1           200,000

   PFIZER INC.             COM     717081103       $ 7,153    266,000  SH           DEFINED                1           266,000

   POST PROPERTIES, INC.   COM     737464107       $16,368    469,000  SH           DEFINED                1           469,000

                           SH
   PRENTISS PROPERTIES     BEN
   TRUST                   INT     740706106       $ 8,637    226,100  SH           DEFINED                1           226,100

   PROVIDIAN FINANCIAL
   CORP.                   COM     74406A102       $11,496    698,000  SH           DEFINED                1           698,000

   REGENCY CENTERS CORP.   COM     758849103       $ 4,986     90,000  SH           DEFINED                1            90,000

   SARA LEE CORPORATION    COM     803111103       $ 1,448     60,000  SH           DEFINED                1            60,000

   SCHERING-PLOUGH
   CORPORATION             COM     806605101       $ 5,512    264,000  SH           DEFINED                1           264,000

   SIMON PROPERTY GROUP
   INC.                    COM     828806109       $   841     13,000  SH           DEFINED                1            13,000

   TANGER FACTORY OUTLET
   CENTERS                 COM     875465106       $     3        100  SH           DEFINED                1               100

   TORCHMARK CORPORATION   COM     891027104       $ 6,857    120,000  SH           DEFINED                1           120,000

   TRIZEC PROPERTIES INC   COM     89687P107       $   209     11,000  SH           DEFINED                1            11,000

                           NY
                           SHS
   UNILEVER N.V.           NEW     904784709       $ 5,337     80,000  SH           DEFINED                1            80,000

                           SH
   VORNADO REALTY TRUST    BEN
   INC.                    INT     929042109       $ 2,360     31,000  SH           DEFINED                1            31,000

   WASHINGTON MUTUAL       COM     939322103       $ 8,625    204,000  SH           DEFINED                1           204,000

   WESCO FINANCIAL CORP    COM     950817106       $   194        500  SH           DEFINED                1               500

   YUM! BRANDS INC.        COM     988498101       $27,836    590,000  SH           DEFINED                1           590,000


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